6. BUSINESS COMBINATION AND ACQUISITION OF INTEREST	12 Months Ended
Dec. 31, 2017
Business Combination And Acquisition Of Interest
BUSINESS COMBINATION AND ACQUISITION OF INTEREST
6.	BUSINESS COMBINATION AND ACQUSITION OF ENTITIES INTEREST

6.1.	Business combination

6.1.1.	Fair value of the assets and liabilities of business combination with Universal Meats UK, Eclipse Holding Cöoperatief U.A. and Alimentos Calchaquí Products 7 S.A

For the year ended 2016, BRF acquired 100% of the equity interest in Universal, Eclipse and Calchaquí. The details of the transactions were disclosed in the financial statements for the year ended December 31, 2016 (Note 6.1.3, 6.1.4 and 6.1.5).

During the first semester of 2017, the Company completed the analysis of the fair value of assets acquired and liabilities assumed, which are shown below:

	Universal	Eclipse	Calchaquí
Cash and cash equivalents	22.5	1.7	11.7
Trade accounts receivable, net	108.6	43.0	14.5
Inventories	64.3	18.4	13.3
Recoverable taxes	-	11.8	12.0
Deferred income and social contribution taxes	-	15.7	-
Biological assets	-	23.7	-
Property, plant and equipment	0.4	203.5	75.4
Intangible	127.2	64.6	122.9
Trademarks	-	64.5	122.3
Customer relationship	43.3	-	-
Import quotas	83.9	-	-
Other	-	0.1	0.6
Other assets	6.9	3.8	0.2
	329.9	386.2	250.0

Payroll and related charges	-	9.4	3.5
Trade accounts payable	30.6	50.3	14.8
Tax payable	3.2	8.2	15.2
Short-term debt	20.7	33.7	-
Deferred income and social contribution taxes	21.2	-	-
Provision for tax, civil and labor risks	-	37.6	14.4
Other liabilities	18.8	20.3	33.2
	94.5	159.5	81.1

Net assets acquired	235.4	226.7	168.9

Fair value of consideration paid	280.8	228.5	387.0

Goodwill	45.4	1.8	218.1

The conciliation between the preliminary goodwill disclosed on December, 31, 2016 (notes 6.1.3, 6.1.4 and 6.1.5) and the goodwill by expectation of future profitability are shown below:

	Universal	Eclipse	Calchaquí
Preliminary goodwill (disclosed on December 31, 2016)	168.8	231.5	403.1
Allocations	123.4	229.8	185.2
Property, plant and equipment	-	165.2	62.3
Trademark	-	64.5	122.3
Import quotas	83.9	-	-
Customer relationship	43.3	-	-
Other	(3.8)	0.1	0.6
Goodwill for future expected profitability	45.4	1.7	217.9

The amounts of goodwill based on expectation of future profitability were allocated to the operating segment Southern Cone, for Eclipse and Calchaquí, and International for Universal.

6.1.2.	Business combination with Qatar Investment Authority (“QIA”)

On March 07, 2017, BRF Foods GmbH, a wholly-owned subsidiary of One Foods Holdings Ltd has incorporated a new company named TBQ Foods GmbH (“TBQ”), with the purpose of being the acquirer of Banvit (note 6.1.3).

On May 24, 2017 BRF Foods GmbH has entered into an agreement with Qatar Investment Authority (“QIA”), the sovereign wealth fund of the State of Qatar, which acquired equity interests in TBQ, so that BRF Foods GmbH and QIA withhold respectively, 60% and 40% of participation. TBQ’s shareholders’ agreement grants BRF Foods GmbH control over the entity, and QIA’s rights are solely protective.

The agreement with QIA includes options, which grant QIA the right to sell its shares to BRF (“put option”) or exchange for participation into One Foods Holdings Ltd. (“roll-up”). It also includes a call option held by BRF Foods GmbH. The options may be exercised only in certain conditions stablished in the agreement, and will expire in 4,5 years after May 24, 2017. BRF Foods GmbH recognized a liability, in non-current liabilities, related to the Put and Roll-up options in the amount of TRY505.4 (equivalent to R$465.0).

In compliance with IFRS 3, IAS 28, IFRS 10, non-controlling interest is not recognized for the shares subject to the put option. This participation is expressed by the liability described above

6.1.3.	Business combination - Banvit

Following the transaction concluded in May 25, 2017 for the acquisition of 79.48% of participation in Banvit Bandirma Vitaminli Yem Sanayii A.Ş. ("Banvit") and in accordance to regulatory rules of Turkish capital markets, TBQ Foods GmbH (“TBQ”), subsidiary of the Company, performed a mandatory tender offer to the non-controlling shareholders (“Offer”) for the amount of TRY917.9 (equivalent to R$844.9).

The Offer occurred between July 17, 2017 and August 11, 2017, resulting in the acquisition of 12,225,326 Banvit’s shares, equivalent to 12.23% of participation. The Offer totaled TRY164.1 (equivalent to R$151.0), paid from the restricted cash. After the conclusion of the Offer, TBQ holds 91.71% of equity stake in Banvit and the remaining interest, 8.29%, is negotiated in the Istanbul Stock Exchange (“ISE”) under the ticker BANVT.

According to the price adjustment conditions stablished in the share purchase agreement, during August 2017, TBQ has complemented the amount paid to Banvit’s prior controlling shareholders in US$41,1 (equivalent to R$129.3), of which US$22.0 were paid from the restricted cash, US$11.5 contributed by BRF Foods GmbH and US$7.6 contributed by Qatar Investment Authority (“QIA”).

Following the conclusion of the price adjustment payment and the mandatory tender offer, TBQ derecognized the remaining amount of TRY111.3 (equivalent to R$102.5) recorded as other current liabilities. In compliance with IFRS 3, IAS 28, IFRS 10, non-controlling interest related to the shares listed in ISE are now presented separately under the financial statements.

In order to comply with the requirements of IFRS 3 a fair value report of the acquired assets and assumed liabilities has been prepared with the purpose of allocating the purchase price. The fair value of the assets and liabilities is demonstrated in the table below and reflected in the financial statements:

Fair value at acquisition date
Cash and cash equivalents	93.7
Trade accounts receivable	171.3
Inventories	153.7
Biological assets	103.0
Deferred tax assets	41.3
Investments	6.9
Property, plant and equipamet	547.7
Intangible assets	-
Software	2.7
Trademarks	230.1
Customer relationship	431.7
Other assets	25.9
1,808.0

Payroll and related charges	22.9
Trade accounts payable	192.9
Debt	389.2
Deferred taxes liabilities	37.8
Provision for tax, civil and labor risks	1.8
Other post-employment plans	26.0
Other liabilities	55.4
726.0

Net assets acquired	1,082.0
Non-Controlling Interest	(58.1)
Fair value of consideration transferred	1,227.7
Goodwill	203.8

In 2017, the business combination contributed with net revenue of R$1,385.1 and net income of R$154.6 from the acquisition date until December 31, 2017 in the consolidated income statement. If the acquisitions had occurred at the beginning of 2017, the consolidated net revenue for this year would be increased in R$830.8 and the consolidated net income for the year would be increased in R$54.6.

6.2.	Acquisition of Equity Interest

6.2.1.	Acquisition of equity interest BRF Invicta Ltd (“BRF Invicta”)

On April 18, 2017, BRF through its wholly-owned subsidiary BRF GmbH, entered into a share purchase agreement for the acquisition of the additional 7.16% ownership in BRF Invicta, for the amount of GBP20.3 (equivalents to R$79.1). The premium paid in the acquisition of non-controlling shareholders’ was GBP14.2 (equivalent to R$55.3) recorded as capital reserve.